Fair Value Measurements - Schedule of Information for NAV Per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 49,467,092	$ 44,747,445
Invesco Stable Value Trust Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 2,973,527	$ 3,472,715
Redemption Notice Period	12 months	12 months
Redemption Frequency	Daily	Daily